Short-term borrowings and long-term debt: (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings, Excluding the Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥78	¥276
(Year ended March 31, 2010—weighted-average interest rate per annum: 7.6%)
(Year ended March 31, 2011—weighted-average variable rate per annum: 5.3% as of March 31, 2011)

Total short-term borrowings	¥78	¥276

Long-term debt

Long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥572,097	¥407,032
(Year ended March 31, 2010—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2011-2019)
(Year ended March 31, 2011—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2012-2019)
Unsecured indebtedness to financial institutions	38,000	21,000
(Year ended March 31, 2010—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2011-2013)
(Year ended March 31, 2011—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2012-2013)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	172	70
(Year ended March 31, 2010—variable rate per annum: 4.6% as of March 31, 2010, due: year ending March 31, 2012)
(Year ended March 31, 2011—variable rate per annum: 2.4% as of March 31, 2011, due: year ending March 31, 2012)

Sub-total	¥610,269	¥428,102
Less: Current portion	(180,716)	(173,102)

Total long-term debt	¥429,553	¥255,000

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2011, were as follows:

Year ending March 31,	Millions of yen
2012	¥173,102
2013	75,000
2014	70,000
2015	—
2016	—
Thereafter	110,000

Total	¥428,102